MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS (Detail Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS
Reclassification of provision for uncertain tax positions	R$ 92,659
Reclassification of provision for uncertain tax positions provision for Tax, Civil and Labor risks	680,399
Reclassification of Income tax credits arising from the “Taxation on a Universal Basis” taxation regime (“TBU”)	61,712
Reclassification of non-current income tax and social contribution	84,729
Reclassification of predecessor adjustment	303,059
Reclassification of balances referring to the effects of the conversion of balance sheets of subsidiaries in hyperinflationary economies	202,677
Increase in total non-current assets	61,713
Increase in total non-current liabilities	92,659
Reclassification of selling, marketing and logistics expenses to cost of sales		R$ 86,363	R$ 70,006
Comprehensive income due to reclassification	202,677
Adjustments for current tax expense	R$ 923,475